INCOME TAX EXPENSE AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2025
Disclosure of major components of tax expense (income) [Abstract]
INCOME TAX EXPENSE AND DEFERRED TAXES [Text block]

20. INCOME TAX EXPENSE AND DEFERRED TAXES

(a) The income tax expense or recovery reported by the Company differs from the amounts obtained by applying the statutory income tax rates to the income or loss. A reconciliation of the income tax provision computed at statutory rates to the reported income tax expense is provided below:

	December 31,	December 31,
For the year ended	2025	2024
Income for the year before income tax	$54,696	$29,349
Canadian statutory tax rate	27.0%	27.0%
Computed expected tax expense at statutory rates	14,768	7,924
Permanent differences	3,063	249
Effect of change and difference in tax rate	1,949	1,472
Foreign exchange	(520)	814
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	1,817	1,167
Change in unrecognized deferred tax assets	(121)	(1,429)
	$20,956	$10,197
Current income tax expense	$17,218	$6,973
Deferred income tax expense	3,738	3,224
Total income tax expense	$20,956	$10,197

(b) The significant components of the Company's net deferred income tax asset and liabilities are as follows:

	December 31,	December 31,
For the year ended	2025	2024
Deferred tax assets:
Non-capital losses	$28,077	$7,405
Allowable Capital losses	2,225	2,670
Share issuance costs and finance fees	459	11
Mineral property, plant and equipment	589	1,076
Other	4,914	1,774
Total deferred tax assets	$36,264	$12,936

Deferred tax liabilities:
Exploration and evaluation assets	(4,656)	(493)
Other	(3,926)	(2,868)
Total deferred tax liabilities	$(8,582)	$(3,361)
Unrecognized deferred tax assets	(34,644)	(12,799)
Net deferred tax liability	$(6,962)	$(3,224)

(c) The Company recognizes tax benefits on losses or other deductible amounts generated in countries where it is probable the Company will generate future taxable income. The Company's unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	December 31,	December 31,
	2025	2024
Temporary differences
Non-Capital losses available for future years	99,462	27,425
Allowable capital losses	16,656	19,949
Share issuance costs and financing fees	1,699	41
Mineral property, plant and equipment	3,945	3,755
Exploration and evaluation assets	4,183	559
Other	17,265	6,462
Unrecognized deductible temporary differences	$143,210	$58,191

(d) The Company's unused non-capital losses in Canada of $27,195 are set to expire between 2027 and 2046.